Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2023
Disclosure of detailed information about business combination [line items]
Beginning balance, lease liabilities	$ 2,836	$ 2,957
Acquisitions	33	0
Additions	57	25
Interest Expense (Note 7)	161	163
Lease Payments	(449)	(465)
Divestitures	(11)	0
Exchange Rate Movements and Other	(31)	(156)
Ending balance, lease liabilities	2,658	2,836
Less: Current Portion	299	308
Long-Term Portion	2,359	2,528
Lease liabilities	$ 2,658	$ 2,836
BP-Husky Refining LLC
Disclosure of detailed information about business combination [line items]
Lease liabilities			$ 11